Risk management and financial instruments (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
		Dec. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative instruments, liabilities subject to compromise			$ 20.8
Derivative liability			0.0	$ 17.7
Reversal of credit risk on derivatives		$ 7.1	7.1	0.0	$ 0.0
(Loss)/gain on derivative financial instruments	[1]		$ (16.1)	(27.7)	$ 24.9
Long-term debt, percentage bearing variable interest				156.3
Revenue Benchmark | Customer Concentration Risk | One customer
Derivative [Line Items]
Concentration risk, percentage			10.00%
Interest Rate Swap
Derivative [Line Items]
Outstanding principal			$ 2,714.1	$ 2,735.8
Derivative, average fixed interest rate (as percent)			2.49%

[1]	Includes transactions with related parties. Refer to Note 19 - "Related party transactions".